S000003848 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 1000 Growth Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	25.57%	16.43%	15.43%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.28%	15.11%	14.25%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.09%	12.98%	12.64%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	31.23%	16.94%	15.42%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	32.93%	17.53%	15.83%
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	33.59%	18.11%	16.41%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	18.11%	16.44%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	33.70%	18.23%	16.55%